Share Capital And Share Premium - Summary of Share Capital And Share Premium (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued				1,231,150,560
Equity	¥ 93,683,782	¥ 94,786,675	¥ 94,559,203	¥ 83,151,321
Retirement of ordinary shares (value)		82,665	5,560,104
Exercise of share-based payment	1,737	58,953	79,651
Cash Dividend (Note 45)	1,438,792	7,628,573
Repayment of optionally convertible promissory notes	8,342,096	0	0
Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	75	75	75	77
Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	32,142,233	32,073,874	33,365,786	¥ 33,213,426
Exercise of share-based payment	17,403	127,063	¥ 152,360
Cash Dividend (Note 45)	¥ 1,438,792	¥ 7,628,573
Ordinary Share [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued	1,203,505,757	1,203,505,757	1,203,505,757	1,231,150,560
Issuance of ordinary shares upon IPO and exercise of over-allotment option, Shares			8,000,000
Ordinary Share [Member] | Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Repurchase and retirement of ordinary shares (f), Shares			(35,644,803)
Equity	¥ 75	¥ 75	¥ 75	¥ 77
Issuance of ordinary shares upon IPO and exercise of over-allotment option, Value			0
Retirement of ordinary shares (value)			(2)
Ordinary Share [Member] | Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	32,142,233	32,073,874	33,365,786	¥ 33,213,426
Issuance of ordinary shares upon IPO and exercise of over-allotment option, Value			0
Exercise of share-based payment	17,403	127,063	¥ 152,360
Redemption and extension of convertible promissory notes (Note 33(a))		6,209,598
Cash Dividend (Note 45)	(1,438,792)	¥ (7,628,573)
Repayment of optionally convertible promissory notes	¥ 1,489,748